Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
September 30, 2019 (Unaudited)

	Principal	Market	% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
Municipal Bonds
Alaska
Alaska Housing Finance Corp.:
4.000%, 06/01/2031 (Callable 06/01/2027)	$1,700,000	$1,935,739
4.000%, 12/01/2031 (Callable 06/01/2027)	2,980,000	3,387,217
4.000%, 12/01/2032 (Callable 06/01/2027)	865,000	981,126
3.750%, 12/01/2042 (Callable 06/01/2028) (4)	4,730,000	5,156,457
4.000%, 12/01/2048 (Callable 06/01/2027)	1,235,000	1,340,531
City of Valdez AK,
5.000%, 06/30/2029 (Callable 06/30/2022)	1,225,000	1,350,636
Total Alaska		14,151,706	1.1%

Arizona
Arizona State University,
5.000%, 07/01/2032 (Pre-refunded to 07/01/2022)	715,000	786,564
City of Tempe AZ:
5.000%, 07/01/2034 (Pre-refunded to 07/01/2027)	165,000	208,187
5.000%, 07/01/2035 (Pre-refunded to 07/01/2027)	185,000	233,422
City of Tucson AZ,
5.000%, 07/01/2028 (Callable 07/01/2025)	750,000	898,350
Maricopa County Unified School District No. 48:
4.000%, 07/01/2033 (Callable 07/01/2028)	500,000	582,005
3.000%, 07/01/2034 (Callable 07/01/2028)	1,350,000	1,431,068
Salt River Project Agricultural Improvement & Power District,
5.000%, 01/01/2034 (Callable 01/01/2027)	3,555,000	4,360,136
Total Arizona		8,499,732	0.7%

Arkansas
City of Little Rock AR,
2.375%, 04/01/2028 (Callable 10/01/2022)	330,000	336,508
City of Little Rock AR Water Reclamation System Revenue,
5.000%, 10/01/2034 (Callable 04/01/2025)	5,000,000	5,822,350
City of Pine Bluff AR,
3.000%, 02/01/2047 (Callable 08/01/2027)(Insured by BAM)	2,160,000	2,276,403
City of Rogers AR:
4.000%, 11/01/2025 (Callable 05/01/2024)	570,000	631,343
4.000%, 11/01/2027 (Callable 05/01/2024)	460,000	508,461
University of Arkansas:
5.000%, 11/01/2035 (Callable 11/01/2024)	665,000	764,683
4.000%, 04/01/2037 (Callable 04/01/2029)	160,000	183,389
4.000%, 04/01/2039 (Callable 04/01/2029)	245,000	278,739
Total Arkansas		10,801,876	0.8%

California
Aromas-San Juan Unified School District,
0.000%, 08/01/2050 (Pre-refunded to 08/01/2021)(Insured by AGM)	925,000	80,762
Brea Redevelopment Agency:
0.000%, 08/01/2033 (Callable 08/01/2027) (5)	1,500,000	1,547,895
0.000%, 08/01/2034 (Callable 08/01/2027) (5)	1,750,000	1,800,488
Citrus Community College District,
0.000%, 08/01/2034 (Callable 02/01/2024) (5)	885,000	852,600
City of Bakersfield CA,
0.000%, 04/15/2021 (ETM)	12,385,000	12,135,318
City of Pasadena CA,
4.250%, 06/01/2034 (Callable 06/01/2023)	500,000	540,530
Commerce Community Development Commission Successor Agency,
0.000%, 08/01/2021 (ETM)	190,000	178,469
Contra Costa Transportation Authority,
5.000%, 03/01/2028 (Callable 03/01/2025)	1,570,000	1,884,738
Department of Veterans Affairs Veteran's Farm & Home Purchase Program,
4.000%, 12/01/2049 (Callable 06/01/2028)	1,755,000	1,914,214
El Rancho Unified School District,
0.000%, 08/01/2035 (Pre-refunded to 08/01/2023)(Insured by BAM)	300,000	138,279
Mendocino-Lake Community College District,
0.000%, 08/01/2051 (Pre-refunded to 08/01/2021)(Insured by AGM)	1,285,000	124,157
Mount San Antonio Community College District,
0.000%, 08/01/2028 (Callable 02/01/2028) (5)	550,000	597,416
Northern California Power Agency,
7.500%, 07/01/2023 (Pre-refunded to 07/01/2021)(Insured by AMBAC)	355,000	386,148
Pajaro Valley Unified School District:
5.000%, 08/01/2030 (Callable 10/21/2019)(Insured by BAM)	235,000	235,444
5.000%, 08/01/2031 (Callable 10/21/2019)(Insured by BAM)	275,000	275,517
Paramount Unified School District,
0.000%, 08/01/2045 (Callable 02/01/2033)(Insured by AGM) (5)	225,000	272,572
Pittsburg Unified School District Financing Authority,
0.000%, 09/01/2040 (Pre-refunded to 09/01/2021)(Insured by AGM)	815,000	189,104
Pleasanton Unified School District,
3.000%, 08/01/2033 (Callable 08/01/2025)	2,000,000	2,093,400
Rio Hondo Community College District,
0.000%, 08/01/2042 (Callable 08/01/2034) (5)	6,635,000	8,171,334
San Diego Unified School District:
6.000%, 07/01/2033 (Pre-refunded to 07/01/2024) (5)	350,000	428,379
4.000%, 07/01/2034 (Callable 07/01/2027)	1,000,000	1,150,600
San Joaquin Hills Transportation Corridor Agency:
0.000%, 01/01/2020 (ETM)	6,865,000	6,843,169
0.000%, 01/01/2023 (ETM)	14,005,000	13,423,653
0.000%, 01/01/2027 (ETM)	1,380,000	1,241,020
0.000%, 01/01/2028 (ETM)	770,000	680,156
San Mateo Foster City School District,
0.000%, 08/01/2032 (Callable 08/01/2028) (5)	280,000	305,782
San Mateo Union High School District:
5.000%, 09/01/2041 (Callable 09/01/2023)	2,105,000	2,416,014
0.000%, 12/15/2043 (Pre-refunded to 12/15/2024)(Insured by AMBAC) (5)	1,475,000	1,719,983
San Ysidro School District:
0.000%, 08/01/2042 (Pre-refunded to 08/01/2021)(Insured by AGM)	375,000	76,852
0.000%, 08/01/2043 (Pre-refunded to 08/01/2021)(Insured by AGM)	290,000	55,007
0.000%, 08/01/2050 (Pre-refunded to 08/01/2021)(Insured by AGM)	525,000	57,619
St. Helena Unified School District,
0.000%, 08/01/2028 (5)	130,000	134,455
State of California,
5.000%, 08/01/2031 (Callable 02/01/2025)	1,000,000	1,176,580
Sutter Union High School District:
0.000%, 08/01/2030 (Pre-refunded to 08/01/2025)	185,000	121,221
0.000%, 08/01/2036 (Pre-refunded to 08/01/2025)	50,000	21,184
0.000%, 08/01/2037 (Pre-refunded to 08/01/2025)	50,000	19,725
0.000%, 08/01/2041 (Pre-refunded to 08/01/2025)	50,000	14,773
0.000%, 08/01/2043 (Pre-refunded to 08/01/2025)	200,000	50,930
0.000%, 08/01/2044 (Pre-refunded to 08/01/2025)	420,000	99,233
0.000%, 06/01/2050 (Pre-refunded to 08/01/2025)	700,000	105,700
Tustin Unified School District,
6.000%, 08/01/2028 (Callable 08/01/2021) (5)	1,295,000	1,409,167
Victor Valley Union High School District:
0.000%, 08/01/2036 (Pre-refunded to 08/01/2023)(Insured by AGM)	510,000	239,710
0.000%, 08/01/2038 (Pre-refunded to 08/01/2023)(Insured by AGM)	460,000	190,716
0.000%, 08/01/2041 (Pre-refunded to 08/01/2023)	545,000	189,181
0.000%, 08/01/2042 (Pre-refunded to 08/01/2023)	2,000,000	652,920
0.000%, 08/01/2046 (Pre-refunded to 08/01/2023)	200,000	51,128
0.000%, 08/01/2052 (Pre-refunded to 08/01/2023)	790,000	138,700
Westminster School District,
0.000%, 08/01/2048 (Callable 08/01/2023)(Insured by BAM)	5,045,000	857,953
Total California		67,289,895	5.2%

Colorado
Boulder Valley School District No. Re-2,
5.000%, 12/01/2038 (Callable 06/01/2025)(Insured by ST)	1,225,000	1,436,459
Brush School District No. RE-2J:
5.000%, 12/01/2031 (Callable 12/01/2027)(Insured by BAM)	380,000	470,535
5.000%, 12/01/2032 (Callable 12/01/2027)(Insured by BAM)	395,000	487,707
5.000%, 12/01/2035 (Callable 12/01/2027)(Insured by BAM)	460,000	563,679
City of Fort Lupton CO,
4.000%, 12/01/2042 (Callable 12/01/2027)(Insured by AGM)	850,000	942,021
Colorado Health Facilities Authority:
0.000%, 07/15/2022 (ETM)	6,815,000	6,542,536
0.000%, 07/15/2024 (ETM)	505,000	468,135
Dawson Ridge Metropolitan District No. 1:
0.000%, 10/01/2022 (ETM)	38,235,000	36,571,013
0.000%, 10/01/2022 (ETM)	23,700,000	22,668,576
Mesa County Valley School District No. 51,
5.500%, 12/01/2037 (Callable 12/01/2027)(Insured by ST)	1,000,000	1,273,560
Regional Transportation District,
4.375%, 06/01/2039 (Callable 06/01/2023)	5,725,000	6,127,697
Total Colorado		77,551,918	6.0%

Connecticut
Connecticut Housing Finance Authority:
4.000%, 11/15/2045 (Callable 05/15/2028)	6,995,000	7,616,366
4.000%, 11/15/2047 (Callable 11/15/2026)	1,530,000	1,627,690
4.000%, 05/15/2049 (Callable 11/15/2028)	2,500,000	2,776,325
State of Connecticut,
5.000%, 10/15/2032 (Callable 10/15/2022)	1,000,000	1,094,720
University of Connecticut,
5.000%, 01/15/2031 (Callable 01/15/2027)(Insured by AGM)	1,250,000	1,512,988
Total Connecticut		14,628,089	1.1%

District of Columbia
District of Columbia,
5.000%, 06/01/2035 (Callable 06/01/2024)	915,000	1,049,395
District of Columbia Housing Finance Agency,
1.450%, 02/01/2039 (Mandatory Tender Date 08/01/2022) (1)	1,915,000	1,909,696
Total District of Columbia		2,959,091	0.2%

Florida
City of Fort Myers FL,
4.000%, 12/01/2037 (Callable 12/01/2025)	480,000	524,299
City of Jacksonville FL,
1.270%, 08/01/2036 (Callable 10/01/2019)(Optional Put Date 10/07/2019) (1)	750,000	750,000
City of Miami Beach FL,
6.250%, 10/01/2022 (ETM)(Insured by AMBAC)	1,035,000	1,107,823
City of Miramar FL:
5.000%, 10/01/2029 (Callable 10/01/2027)	1,025,000	1,295,795
5.000%, 10/01/2030 (Callable 10/01/2027)	1,000,000	1,257,890
5.000%, 10/01/2034 (Callable 10/01/2027)	1,000,000	1,241,510
5.000%, 10/01/2035 (Callable 10/01/2027)	1,030,000	1,273,739
City of Orlando FL,
5.000%, 11/01/2034 (Callable 11/01/2027)(Insured by AGM)	1,000,000	1,219,160
City of Tallahassee FL:
5.000%, 10/01/2033 (Callable 10/01/2024)	255,000	297,440
5.000%, 10/01/2034 (Callable 10/01/2024)	1,010,000	1,176,377
5.000%, 10/01/2035 (Callable 10/01/2024)	825,000	959,698
City of Tampa FL,
4.125%, 10/01/2031 (Callable 10/01/2021)	1,930,000	2,038,891
County of Miami-Dade FL:
4.500%, 10/01/2020	7,100,000	7,327,981
5.250%, 10/01/2022 (Insured by AGM)	1,140,000	1,274,429
0.000%, 10/01/2027 (ETM)(Insured by NATL)	100,000	86,993
5.250%, 10/01/2030 (ETM)(Insured by NATL)	2,060,000	2,731,683
County of Seminole FL,
6.000%, 10/01/2019 (ETM)(Insured by NATL)	1,280,000	1,280,000
Escambia County Housing Finance Authority,
2.050%, 05/01/2021 (Mandatory Tender Date 05/01/2020) (1)	1,500,000	1,504,860
Florida Housing Finance Corp.:
4.200%, 01/01/2045 (Callable 01/01/2028)(Insured by GNMA)	4,775,000	5,249,062
3.800%, 07/01/2047 (Callable 01/01/2027)(Insured by GNMA)	1,105,000	1,173,145
4.000%, 07/01/2050 (Callable 07/01/2028)(Insured by GNMA)	4,195,000	4,605,271
Highlands County Health Facilities Authority,
1.290%, 11/15/2037 (Callable 10/01/2019)(Optional Put Date 10/07/2019) (1)	2,000,000	2,000,000
JEA Electric System Revenue,
5.000%, 10/01/2023 (Pre-refunded to 04/01/2023)	690,000	777,264
JEA Water & Sewer System Revenue,
5.000%, 10/01/2028 (Pre-refunded to 04/01/2024)	705,000	816,919
Lee County School Board,
5.000%, 08/01/2032 (Callable 08/01/2026)	1,650,000	1,980,561
Miami-Dade County Health Facilities Authority,
5.750%, 05/01/2021 (ETM)(Insured by NATL)	595,000	623,209
Mid-Bay Bridge Authority:
6.875%, 10/01/2022 (ETM)	3,895,000	4,203,250
6.875%, 10/01/2022 (ETM)(Insured by AMBAC)	2,670,000	2,895,482
Osceola County School Board,
5.000%, 06/01/2025 (Callable 06/01/2023)	2,110,000	2,370,775
Pinellas County Housing Finance Authority,
4.250%, 03/01/2027 (Callable 10/31/2019)(Insured by GNMA)	120,000	120,217
Reedy Creek Improvement District,
5.000%, 10/01/2031 (Callable 10/01/2028)	310,000	390,433
School Board of Miami-Dade County,
5.000%, 03/15/2039 (Callable 03/15/2024)	2,000,000	2,291,980
School District of Broward County:
5.250%, 07/01/2022 (Pre-refunded to 07/01/2021)	8,460,000	9,045,939
5.250%, 07/01/2023 (Pre-refunded to 07/01/2021)	4,915,000	5,255,413
Seminole County School Board,
5.000%, 07/01/2035 (Callable 07/01/2026)	145,000	172,940
Tampa Bay Water,
5.000%, 10/01/2019 (ETM)	1,760,000	1,760,000
Total Florida		73,080,428	5.6%

Georgia
Atlanta Development Authority:
5.000%, 09/01/2023 (ETM)	2,450,000	2,790,770
5.000%, 09/01/2024 (Pre-refunded to 09/01/2023)	910,000	1,034,706
5.000%, 09/01/2032 (Pre-refunded to 09/01/2023)	1,315,000	1,495,208
Forsyth County Hospital Authority,
6.375%, 10/01/2028 (ETM)	8,665,000	10,721,898
Georgia Housing & Finance Authority:
3.500%, 12/01/2046 (Callable 12/01/2025)	850,000	884,884
4.200%, 12/01/2048 (Callable 12/01/2027)	4,785,000	5,236,417
Main Street Natural Gas, Inc.,
2.191%, 08/01/2048 (1 Month LIBOR USD + 0.830%)(Callable 09/01/2023)(Mandatory Tender Date 12/01/2023) (2)	1,000,000	1,003,750
Richmond County Development Authority:
0.000%, 12/01/2021 (ETM)	1,855,000	1,794,824
0.000%, 12/01/2021 (ETM)	4,025,000	3,894,429
Total Georgia		28,856,886	2.2%

Idaho
Ada & Boise Counties Independent School District,
5.000%, 08/01/2032 (Callable 02/01/2027)	500,000	614,325	0.0%

Illinois
Boone & Winnebago Counties Community Unit School District No. 200,
0.000%, 01/01/2024 (ETM)(Insured by AGM)	720,000	671,745
City of Chicago IL,
5.000%, 01/01/2034 (Pre-refunded to 01/01/2025)	2,170,000	2,569,888
Cook County Community High School District No. 233,
4.000%, 12/01/2026 (Callable 06/01/2022)	2,695,000	2,867,103
Cook County Illinois School District No. 159:
0.000%, 12/01/2022 (ETM)	2,000,000	1,905,240
0.000%, 12/01/2025 (ETM)	275,000	248,358
0.000%, 12/01/2028 (ETM)	185,000	156,699
Cook County Illinois School District No. 163:
6.000%, 12/15/2026 (Insured by BAM)	1,165,000	1,459,652
5.000%, 12/15/2028 (Insured by BAM)	1,305,000	1,600,152
Cook County School District No. 130,
5.000%, 12/01/2026 (Callable 12/01/2025)(Insured by AGM)	1,140,000	1,332,090
County of Cook IL:
5.000%, 11/15/2033 (Callable 11/15/2027)	3,000,000	3,605,730
5.000%, 11/15/2034 (Callable 11/15/2027)	4,325,000	5,183,426
County of Du Page IL,
5.600%, 01/01/2021	355,000	366,459
Illinois Development Finance Authority:
0.000%, 07/15/2023 (ETM)	27,080,000	25,456,013
0.000%, 07/15/2025 (ETM)	50,115,000	45,595,629
2.450%, 11/15/2039 (Mandatory Tender Date 03/03/2026) (1)	1,230,000	1,266,666
Illinois Finance Authority:
5.000%, 02/15/2022	1,095,000	1,189,520
6.250%, 05/01/2022 (Pre-refunded to 05/01/2020)	2,550,000	2,622,139
5.000%, 12/01/2030 (Pre-refunded to 12/01/2021)	6,825,000	7,349,774
5.000%, 07/01/2031 (Callable 01/01/2026)	1,200,000	1,437,588
4.000%, 01/15/2033 (Callable 01/15/2028)	2,170,000	2,491,269
5.000%, 08/01/2033 (Callable 08/01/2024)	700,000	800,611
4.000%, 01/01/2034 (Callable 01/01/2026)	1,030,000	1,139,623
Illinois Housing Development Authority:
3.100%, 02/01/2035 (Callable 02/01/2026)	2,715,000	2,799,599
3.500%, 08/01/2046 (Callable 02/01/2026)	725,000	764,005
4.000%, 08/01/2048 (Callable 08/01/2027)(Insured by GNMA)	830,000	900,343
4.250%, 10/01/2049 (Callable 04/01/2028)	10,895,000	11,990,383
Kane County Community Unit School District No. 304:
9.000%, 01/01/2023 (ETM)(Insured by AGM)	805,000	996,493
9.000%, 01/01/2023 (Insured by AGM)	2,720,000	3,354,930
Kane McHenry Cook & De Kalb Counties Unit School District No. 300,
5.000%, 01/01/2032 (Callable 01/01/2027)	2,060,000	2,443,387
Kendall Kane & Will Counties Community Unit School District No. 308,
0.000%, 02/01/2021 (Insured by AGM)	13,625,000	13,317,620
Lake County Community Consolidated School District No. 50:
5.000%, 01/01/2021 (ETM)	910,000	951,159
5.000%, 01/01/2021	465,000	485,911
Lake County Township High School District No. 113,
5.000%, 01/01/2034 (Callable 01/01/2023)	3,675,000	4,073,848
McHenry County Community Consolidated School District No. 47,
4.000%, 02/01/2032 (Callable 02/01/2028)	850,000	958,936
Metropolitan Pier & Exposition Authority,
5.500%, 12/15/2023 (ETM)	1,935,000	2,114,897
Metropolitan Water Reclamation District of Greater Chicago:
5.000%, 12/01/2031 (Callable 12/01/2021)	4,800,000	5,160,240
5.000%, 12/01/2034 (Callable 12/01/2026)	295,000	348,885
Public Building Commission of Chicago,
7.000%, 01/01/2020 (ETM)(Insured by NATL)	800,000	811,216
Regional Transportation Authority:
7.750%, 06/01/2020 (Insured by NATL)	200,000	208,262
6.700%, 11/01/2021 (Insured by NATL)	585,000	618,064
6.000%, 07/01/2022 (Insured by NATL)	3,705,000	4,152,008
6.000%, 07/01/2027 (Insured by AGM)	1,000,000	1,305,720
Sales Tax Securitization Corp.,
5.000%, 01/01/2029	1,000,000	1,217,850
Southwestern Illinois Development Authority,
7.625%, 11/01/2048 (Pre-refunded to 11/01/2023)	6,185,000	7,703,974
State of Illinois:
6.500%, 06/15/2022	115,000	119,187
4.000%, 06/15/2038 (Callable 06/15/2028)(Insured by BAM)	1,850,000	1,999,258
Village of Schaumburg IL,
4.000%, 12/01/2024 (Callable 12/01/2022)	5,750,000	6,210,115
Will County Community High School District No. 210:
0.000%, 01/01/2024 (ETM)(Insured by AGM)	1,355,000	1,258,876
0.000%, 01/01/2025 (ETM)(Insured by AGM)	25,000	22,828
Will County Community Unit School District No. 201-U,
0.000%, 11/01/2024 (ETM)(Insured by NATL)	705,000	645,597
Will County Elementary School District No. 122,
0.000%, 10/01/2027 (ETM)(Insured by AGM)	470,000	405,638
Total Illinois		188,654,603	14.6%

Indiana
Carmel Redevelopment Authority,
4.000%, 08/01/2033 (Callable 08/01/2022)	1,000,000	1,058,630
Columbus Multi-High School Building Corp.:
5.000%, 01/15/2026 (Insured by ST)	1,125,000	1,357,290
5.000%, 01/15/2027 (Insured by ST)	1,265,000	1,558,758
5.000%, 07/15/2028 (Insured by ST)	1,000,000	1,268,600
Fort Wayne Redevelopment Authority,
5.000%, 02/01/2025 (Callable 02/01/2024)(Insured by ST)	335,000	384,633
Franklin Community Multi-School Building Corp.,
5.000%, 07/15/2020 (Insured by NATL)	1,990,000	2,046,416
Indianapolis Local Public Improvement Bond Bank,
5.000%, 01/01/2033 (Callable 01/01/2025)	1,780,000	2,090,557
Kankakee Valley Middle School Building Corp.:
5.000%, 01/15/2029 (Insured by ST)	475,000	610,641
5.000%, 07/15/2029 (Insured by ST)	1,180,000	1,530,472
Kokomo-Center School Building Corp.,
5.000%, 01/15/2037 (Callable 07/15/2027)(Insured by ST)	500,000	602,105
Northern Wells Multi-School Building Corp.,
4.000%, 07/15/2035 (Callable 07/15/2027)(Insured by ST)	160,000	179,522
Total Indiana		12,687,624	1.0%

Iowa
County of Washington IA,
4.000%, 06/01/2030 (Callable 06/01/2026)	1,015,000	1,150,076
Iowa Finance Authority:
5.000%, 08/01/2035 (Callable 08/01/2025)	950,000	1,128,980
4.000%, 07/01/2047 (Callable 07/01/2028)(Insured by GNMA)	1,300,000	1,445,444
4.000%, 07/01/2047 (Callable 07/01/2027)(Insured by GNMA)	795,000	855,985
Iowa Higher Education Loan Authority:
4.500%, 10/01/2033 (Pre-refunded to 10/01/2021)	2,100,000	2,230,767
5.000%, 10/01/2038 (Pre-refunded to 10/01/2021)	2,090,000	2,240,689
Total Iowa		9,051,941	0.7%

Kansas
City of Wichita KS,
5.000%, 11/15/2020 (ETM)	1,120,000	1,165,506
Crawford County Unified School District No. 250,
5.000%, 09/01/2035 (Callable 09/01/2027)(Insured by BAM)	445,000	539,166
Total Kansas		1,704,672	0.1%

Kentucky
Louisville & Jefferson County Metropolitan Government,
5.000%, 12/01/2035 (Callable 06/01/2022)	1,320,000	1,446,350	0.1%

Louisiana
Jefferson Parish Hospital Service District,
6.000%, 01/01/2039 (Pre-refunded to 01/01/2021)	1,080,000	1,140,631
Louisiana Public Facilities Authority:
5.500%, 05/15/2027 (Pre-refunded to 05/15/2026)	26,700,000	32,690,946
5.500%, 05/15/2032 (Pre-refunded to 05/15/2026)	22,180,000	27,845,659
State of Louisiana,
5.000%, 05/01/2027 (Pre-refunded to 05/01/2022)	1,420,000	1,553,651
Webster Parish School District No. 6:
5.000%, 03/01/2025 (Insured by AGM)	425,000	498,495
5.000%, 03/01/2026 (Insured by AGM)	635,000	761,244
5.000%, 03/01/2027 (Insured by AGM)	620,000	758,310
5.000%, 03/01/2028 (Insured by AGM)	755,000	939,839
4.000%, 03/01/2030 (Callable 03/01/2029)(Insured by AGM)	665,000	776,068
4.000%, 03/01/2031 (Callable 03/01/2029)(Insured by AGM)	840,000	971,645
Total Louisiana		67,936,488	5.2%

Maryland
City of Baltimore MD:
5.000%, 07/01/2024 (ETM)	1,220,000	1,370,133
5.000%, 07/01/2028 (ETM)	275,000	323,604
Maryland Health & Higher Educational Facilities Authority,
5.000%, 07/01/2027 (ETM)(Insured by AMBAC)	1,880,000	2,190,144
State of Maryland:
4.000%, 06/01/2030 (Callable 06/01/2024)	5,790,000	6,451,565
4.000%, 08/01/2030 (Callable 08/01/2027)	2,130,000	2,479,725
5.000%, 08/01/2031 (Callable 08/01/2028)	9,835,000	12,582,112
Total Maryland		25,397,283	2.0%

Massachusetts
Commonwealth of Massachusetts,
4.500%, 12/01/2043 (Pre-refunded to 12/01/2021)	1,235,000	1,320,956
Massachusetts Department of Transportation,
5.000%, 01/01/2020 (ETM)	415,000	418,839
Massachusetts Development Finance Agency,
5.000%, 07/15/2033 (Callable 07/15/2026)	625,000	767,338
Massachusetts Housing Finance Agency:
4.000%, 12/01/2044 (Callable 06/01/2025)	1,255,000	1,319,306
4.000%, 12/01/2048 (Callable 06/01/2027)(Insured by GNMA)	1,600,000	1,723,520
4.000%, 06/01/2049 (Callable 12/01/2028)	665,000	726,293
Massachusetts State College Building Authority,
0.000%, 05/01/2027 (ETM)(Insured by NATL)	230,000	201,238
Total Massachusetts		6,477,490	0.5%

Michigan
Algonac Community Schools:
4.000%, 05/01/2028 (Callable 05/01/2027)(Insured by Q-SBLF)	175,000	200,165
4.000%, 05/01/2029 (Callable 05/01/2027)(Insured by Q-SBLF)	370,000	420,616
4.000%, 05/01/2030 (Callable 05/01/2027)(Insured by Q-SBLF)	470,000	530,470
Brighton Area School District,
5.000%, 05/01/2021 (Insured by Q-SBLF)	500,000	528,195
Chippewa Hills School District,
4.000%, 05/01/2033 (Callable 05/01/2025)(Insured by Q-SBLF)	300,000	329,925
Ecorse Public School District,
5.000%, 05/01/2027 (Insured by Q-SBLF)	515,000	638,157
Fraser Public School District,
5.000%, 05/01/2024 (Insured by Q-SBLF)	1,000,000	1,154,900
Michigan Finance Authority,
5.000%, 06/01/2027 (Pre-refunded to 06/01/2022)	1,315,000	1,440,872
Michigan State Housing Development Authority:
3.500%, 06/01/2047 (Callable 06/01/2026)	4,065,000	4,264,957
4.250%, 12/01/2049 (Callable 06/01/2028)	4,520,000	4,974,712
Michigan Strategic Fund,
1.450%, 08/01/2029 (Mandatory Tender Date 09/01/2021) (1)	2,250,000	2,236,928
Pinckney Community Schools:
5.000%, 05/01/2022 (Insured by Q-SBLF)	1,935,000	2,109,421
5.000%, 05/01/2023 (Insured by Q-SBLF)	2,200,000	2,469,236
State of Michigan,
0.000%, 06/01/2022 (ETM)(Insured by AMBAC)	2,000,000	1,920,920
Swartz Creek Community Schools,
5.000%, 05/01/2038 (Callable 05/01/2029)(Insured by Q-SBLF)	1,000,000	1,237,370
Utica Community Schools,
5.000%, 05/01/2034 (Callable 05/01/2029)(Insured by Q-SBLF)	305,000	382,812
Warren Consolidated Schools:
5.000%, 05/01/2033 (Callable 05/01/2026)(Insured by Q-SBLF)	2,595,000	3,055,872
5.000%, 05/01/2033 (Callable 05/01/2026)(Insured by Q-SBLF)	4,660,000	5,487,616
5.000%, 05/01/2035 (Callable 05/01/2026)(Insured by Q-SBLF)	925,000	1,084,544
Total Michigan		34,467,688	2.7%

Minnesota
County of Hennepin MN,
4.000%, 12/01/2025 (Callable 12/01/2022)	3,000,000	3,253,350
Minneapolis-Saint Paul Metropolitan Airports Commission,
5.000%, 01/01/2032 (Callable 01/01/2027)	505,000	616,756
Minnesota Housing Finance Agency:
4.250%, 07/01/2028 (Callable 01/01/2020)(Insured by GNMA)	20,000	20,108
4.500%, 07/01/2034 (Callable 07/01/2021)(Insured by GNMA)	250,000	255,940
4.000%, 07/01/2047 (Callable 01/01/2027)(Insured by GNMA)	445,000	473,231
4.250%, 07/01/2049 (Callable 07/01/2028)(Insured by GNMA)	1,385,000	1,524,649
Pipestone-Jasper Independent School District No. 2689,
4.000%, 02/01/2032 (Callable 02/01/2029)(Insured by SD CRED PROG)	580,000	679,876
University of Minnesota,
5.500%, 07/01/2021 (ETM)	7,925,000	8,316,416
Total Minnesota		15,140,326	1.2%

Mississippi
Mississippi Development Bank:
5.000%, 03/01/2029 (Callable 03/01/2027)	825,000	1,007,185
5.250%, 03/01/2035 (Callable 03/01/2028)	495,000	610,107
Mississippi Home Corp.,
2.400%, 02/01/2022 (Pre-refunded to 08/01/2021) (1)	2,000,000	2,036,360
Oxford School District,
4.000%, 05/01/2027	500,000	581,735
State of Mississippi,
5.000%, 10/01/2028 (Callable 10/01/2027)	1,130,000	1,428,704
West Rankin Utility Authority,
5.000%, 01/01/2038 (Callable 01/01/2025)(Insured by AGM)	500,000	573,455
Total Mississippi		6,237,546	0.5%

Missouri
Independence School District,
5.500%, 03/01/2035 (Callable 03/01/2027)(Insured by ST)	955,000	1,205,525
Jackson County School District No. R-IV,
5.500%, 03/01/2037 (Callable 03/01/2029)(Insured by ST)	1,000,000	1,323,640
Metropolitan St. Louis Sewer District,
5.000%, 05/01/2036 (Callable 05/01/2025)	1,275,000	1,503,391
Missouri Housing Development Commission:
1.950%, 05/01/2025 (Insured by GNMA)	115,000	116,464
3.950%, 11/01/2040 (Callable 05/01/2025)(Insured by GNMA)	1,980,000	2,044,746
St. Louis County School District,
4.000%, 03/01/2031 (Callable 03/01/2025)	1,480,000	1,654,373
Troy Reorganized School District No. 3,
5.000%, 03/01/2029 (Callable 03/01/2024)(Insured by ST)	1,635,000	1,879,694
Webster Groves School District:
4.000%, 03/01/2028 (Callable 03/01/2026)	910,000	1,045,308
4.000%, 03/01/2029 (Callable 03/01/2026)	1,370,000	1,566,595
Total Missouri		12,339,736	1.0%

Montana
Flathead County School District No. 44,
4.000%, 07/01/2036 (Callable 07/01/2028)	210,000	239,662
Montana Facility Finance Authority:
5.000%, 07/01/2028 (Callable 07/01/2027)	430,000	538,786
5.000%, 07/01/2029 (Callable 07/01/2027)	535,000	669,622
Total Montana		1,448,070	0.1%

Nebraska
Central Plains Energy Project,
5.000%, 08/01/2039 (Mandatory Tender Date 12/01/2019) (1)	210,000	211,220
City of Lincoln NE,
5.000%, 04/01/2023	290,000	327,239
Omaha School District,
4.000%, 12/15/2033 (Callable 12/15/2028)	1,125,000	1,312,538
Village of Boys Town NE,
3.000%, 09/01/2028	150,000	162,700
Total Nebraska		2,013,697	0.2%

Nevada
County of Clark NV,
5.000%, 07/01/2033 (Callable 07/01/2024)	1,925,000	2,218,139	0.2%

New Hampshire
New Hampshire Housing Finance Authority,
5.250%, 07/01/2028 (Callable 01/01/2021)	470,000	479,795	0.0%

New Jersey
New Jersey Building Authority,
5.000%, 06/15/2024 (ETM)	1,410,000	1,643,708
New Jersey Economic Development Authority,
5.250%, 07/01/2025	1,285,000	1,521,234
New Jersey Health Care Facilities Financing Authority,
3.750%, 07/01/2027 (ETM)	205,000	230,133
New Jersey Housing & Mortgage Finance Agency:
6.000%, 11/01/2023 (Pre-refunded to 10/31/2019)	185,000	196,650
4.500%, 10/01/2048 (Callable 10/01/2027)	1,575,000	1,742,942
New Jersey Transportation Trust Fund Authority:
5.250%, 12/15/2020	5,000,000	5,212,750
0.000%, 12/15/2026 (Insured by BHAC)	1,000,000	866,130
0.000%, 12/15/2030	605,000	466,727
Total New Jersey		11,880,274	0.9%

New Mexico
New Mexico Finance Authority,
4.000%, 06/01/2029 (Callable 06/01/2026)	2,615,000	3,001,785
New Mexico Mortgage Finance Authority,
3.950%, 09/01/2040 (Callable 09/01/2024)(Insured by GNMA)	1,105,000	1,174,681
New Mexico Mortgage Financial Authority:
4.625%, 09/01/2025 (Callable 03/01/2020)(Insured by GNMA)	435,000	438,737
4.500%, 09/01/2028 (Callable 03/01/2020)(Insured by GNMA)	35,000	35,358
3.500%, 07/01/2033 (Callable 01/01/2028)(Insured by GNMA)	1,170,000	1,259,294
3.550%, 09/01/2037 (Callable 03/01/2027)(Insured by GNMA)	1,160,000	1,228,127
Total New Mexico		7,137,982	0.6%

New York
City of New York NY,
5.000%, 08/01/2022	5,000,000	5,519,750
Metropolitan Transportation Authority:
6.000%, 04/01/2020 (ETM)(Insured by NATL)	3,715,000	3,804,829
5.000%, 11/15/2028 (Pre-refunded to 11/15/2023)	210,000	242,894
New York City Transitional Finance Authority:
5.000%, 08/01/2029 (Callable 08/01/2026)	1,525,000	1,871,861
5.000%, 08/01/2033 (Callable 08/01/2026)	2,835,000	3,435,170
New York City Water & Sewer System:
5.000%, 06/15/2032 (Callable 12/15/2025)	6,500,000	7,835,295
4.000%, 06/15/2040 (Callable 12/15/2029)	500,000	574,990
New York State Dormitory Authority:
5.000%, 03/15/2030 (Callable 03/15/2024)	3,735,000	4,312,132
5.000%, 03/15/2033 (Callable 03/15/2025)	5,000,000	5,863,500
5.000%, 03/15/2037 (Callable 09/15/2025)	155,000	182,714
5.250%, 03/15/2039 (Callable 09/15/2028)	3,700,000	4,684,385
New York State Urban Development Corp.:
5.000%, 03/15/2022	2,015,000	2,197,519
5.000%, 03/15/2032 (Callable 03/15/2024)	6,000,000	6,922,020
State of New York Mortgage Agency,
4.000%, 10/01/2049 (Callable 04/01/2028)	4,520,000	4,929,105
Total New York		52,376,164	4.0%

North Carolina
Asheville Housing Authority,
1.900%, 12/01/2020 (Mandatory Tender Date 12/01/2019) (1)	100,000	100,052
City of Charlotte NC:
4.000%, 06/01/2021	5,215,000	5,450,353
4.000%, 06/01/2022	4,250,000	4,556,425
5.000%, 06/01/2023	3,250,000	3,686,475
North Carolina Eastern Municipal Power Agency:
5.000%, 01/01/2021 (ETM)	10,435,000	10,731,354
6.400%, 01/01/2021 (ETM)	1,817,000	1,882,466
4.500%, 01/01/2024 (Pre-refunded to 01/01/2022)	12,170,000	12,743,207
North Carolina Housing Finance Agency,
4.000%, 01/01/2050 (Callable 07/01/2028)	3,000,000	3,309,990
North Carolina Medical Care Commission,
5.750%, 01/01/2035 (Pre-refunded to 01/01/2021)	525,000	553,261
State of North Carolina,
5.000%, 05/01/2024 (Callable 05/01/2023)	1,000,000	1,128,320
Total North Carolina		44,141,903	3.4%

North Dakota
County of Burleigh ND:
5.000%, 07/01/2025 (Pre-refunded to 07/01/2021)	1,500,000	1,593,390
5.000%, 07/01/2029 (Pre-refunded to 07/01/2021)	470,000	499,262
4.000%, 11/01/2029 (Callable 11/01/2022)(Insured by AGM)	425,000	454,614
North Dakota Housing Finance Agency:
3.450%, 07/01/2037 (Callable 07/01/2026)(Insured by FHA)	2,955,000	3,082,892
3.500%, 07/01/2046 (Callable 01/01/2026)	1,225,000	1,289,300
4.000%, 01/01/2050 (Callable 07/01/2028)	1,250,000	1,390,313
North Dakota Public Finance Authority,
5.000%, 10/01/2032 (Callable 10/01/2028)	2,590,000	3,292,900
Total North Dakota		11,602,671	0.9%

Ohio
Akron Bath Copley Joint Township Hospital District,
3.800%, 01/01/2027 (Pre-refunded to 01/01/2022)	815,000	848,179
City of Bowling Green OH,
5.750%, 06/01/2031 (Pre-refunded to 06/01/2020)	750,000	772,080
City of Cleveland OH,
5.000%, 12/01/2029 (Callable 12/01/2022)	860,000	952,295
City of Delaware OH,
4.000%, 12/01/2033 (Callable 12/01/2024)	200,000	222,172
City of Oxford OH,
4.000%, 12/01/2033 (Callable 12/01/2026)	40,000	45,845
Cleveland Municipal School District,
5.000%, 12/01/2020 (Insured by SD CRED PROG)	2,015,000	2,100,093
County of Franklin OH,
1.350%, 12/01/2046 (Mandatory Tender Date 11/01/2019) (1)	3,000,000	2,999,550
County of Lucas OH,
5.750%, 11/15/2031 (Pre-refunded to 11/15/2021)	1,110,000	1,212,175
County of Montgomery OH,
5.250%, 05/01/2029 (Pre-refunded to 11/12/2023)	1,050,000	1,208,456
Lucas-Plaza Housing Development Corp.,
0.000%, 06/01/2024 (ETM)(Insured by FHA)	1,200,000	1,109,412
Ohio Housing Finance Agency:
5.000%, 11/01/2028 (Callable 05/01/2020)(Insured by GNMA)	130,000	130,420
3.950%, 09/01/2043 (Callable 09/01/2027)(Insured by GNMA)	500,000	539,045
3.500%, 09/01/2046 (Callable 09/01/2025)(Insured by GNMA)	1,220,000	1,284,965
State of Ohio,
5.000%, 06/15/2021	6,740,000	7,164,418
University of Akron,
5.000%, 01/01/2033 (Callable 07/01/2026)	335,000	399,367
Total Ohio		20,988,472	1.6%

Oklahoma
Oklahoma Housing Finance Agency,
2.375%, 10/01/2021 (Mandatory Tender Date 10/01/2020) (1)	1,290,000	1,301,417	0.1%

Oregon
Clackamas County School District No. 12,
5.000%, 06/15/2037 (Callable 06/15/2027)(Insured by SCH BD GTY)	825,000	1,008,736
County of Multnomah OR,
4.000%, 06/01/2030 (Callable 06/01/2022)	1,565,000	1,650,371
State of Oregon:
4.000%, 12/01/2045 (Callable 06/01/2025)	2,980,000	3,155,164
4.000%, 12/01/2048 (Callable 12/01/2026)	3,025,000	3,238,958
State of Oregon Housing & Community Services Department:
2.200%, 12/01/2021 (Mandatory Tender Date 12/01/2020) (1)	400,000	402,448
4.000%, 01/01/2047 (Callable 07/01/2025)	1,450,000	1,534,970
3.750%, 07/01/2048 (Callable 01/01/2027)	1,665,000	1,743,821
Washington County School District No. 1,
5.000%, 06/15/2035 (Callable 06/15/2027)(Insured by SCH BD GTY)	600,000	737,634
Total Oregon		13,472,102	1.0%

Pennsylvania
Centennial School District Bucks County,
4.000%, 12/15/2029 (Callable 12/15/2024)(Insured by ST)	265,000	295,536
Commonwealth Financing Authority,
4.000%, 06/01/2039 (Callable 06/01/2028)(Insured by AGM)	1,500,000	1,662,285
Erie Sewer Authority,
5.125%, 06/01/2020 (ETM)(Insured by AMBAC)	470,000	481,741
Mckeesport Area School District,
0.000%, 10/01/2025 (ETM)	110,000	99,617
Montgomery County Industrial Development Authority,
1.220%, 11/15/2029 (Optional Put Date 10/01/2019)(Insured by AGC) (1)	2,255,000	2,255,000
Pennsylvania Higher Educational Facilities Authority,
5.750%, 08/15/2041 (Pre-refunded to 08/15/2021)	500,000	541,145
Pennsylvania Housing Finance Agency:
2.450%, 07/01/2022 (Mandatory Tender Date 07/01/2021) (1)	5,325,000	5,410,626
3.500%, 10/01/2046 (Callable 10/01/2025)	1,285,000	1,341,373
Philadelphia Gas Works Co.,
7.000%, 05/15/2020 (ETM)(Insured by NATL)	380,000	393,095
Philadelphia Hospitals & Higher Education Facilities Authority:
5.000%, 05/15/2020 (ETM)	1,575,000	1,610,516
5.250%, 05/15/2023 (Pre-refunded to 05/15/2020)	2,790,000	2,857,211
Pittsburgh Water & Sewer Authority:
0.000%, 09/01/2026 (ETM)	310,000	274,065
0.000%, 09/01/2027 (ETM)	925,000	799,560
0.000%, 09/01/2028 (ETM)	140,000	118,387
South Fork Municipal Authority:
5.500%, 07/01/2029 (Pre-refunded to 07/01/2020)	2,450,000	2,524,725
5.375%, 07/01/2035 (Pre-refunded to 07/01/2020)(Insured by AGC)	1,290,000	1,327,655
Total Pennsylvania		21,992,537	1.7%

Puerto Rico
Puerto Rico Highways & Transportation Authority,
5.250%, 07/01/2022 (ETM)(Insured by AGM)	1,150,000	1,270,198
Puerto Rico Public Finance Corp.:
5.125%, 06/01/2024 (Insured by AMBAC)	5,490,000	6,003,644
6.000%, 08/01/2026 (ETM)	4,290,000	5,493,860
6.000%, 08/01/2026 (ETM)(Insured by AGC)	1,025,000	1,312,636
6.000%, 08/01/2026 (ETM)(Insured by AGC)	1,155,000	1,479,116
6.000%, 08/01/2026 (ETM)(Insured by AGC)	1,585,000	2,029,783
6.000%, 08/01/2026 (ETM)(Insured by AGC)	1,020,000	1,306,232
5.500%, 08/01/2027 (ETM)(Insured by AMBAC)	6,500,000	8,325,525
Total Puerto Rico		27,220,994	2.1%

Rhode Island
State of Rhode Island,
5.000%, 08/01/2024	5,000,000	5,860,500	0.4%

South Carolina
Charleston Educational Excellence Finance Corp.,
5.000%, 12/01/2026 (Callable 12/01/2023)	4,625,000	5,309,546
Piedmont Municipal Power Agency:
6.750%, 01/01/2020 (ETM)	6,450,000	6,534,624
5.375%, 01/01/2025 (ETM)(Insured by NATL)	5,590,000	6,650,088
Total South Carolina		18,494,258	1.4%

South Dakota
Harrisburg School District No. 41-2,
2.375%, 08/01/2026 (Insured by ST)	415,000	430,430
Sioux Falls School District No. 49-5,
1.375%, 08/01/2021 (Insured by ST)	100,000	100,091
South Dakota Housing Development Authority,
3.375%, 05/01/2033 (Callable 05/01/2022)	340,000	348,102
Total South Dakota		878,623	0.1%

Tennessee
City of Murfreesboro TN:
3.000%, 06/01/2030 (Callable 06/01/2023)	3,400,000	3,529,676
3.000%, 06/01/2031 (Callable 06/01/2023)	3,005,000	3,108,853
Nashville & Davidson County Metropolitan Government:
0.000%, 06/01/2021 (ETM)	2,395,000	2,336,179
4.875%, 11/01/2028 (ETM)(Insured by NATL)	2,025,000	2,348,109
Rutherford County Health & Educational Facilities Board,
2.500%, 11/01/2021 (Mandatory Tender Date 11/01/2020) (1)	1,850,000	1,868,796
Tennessee Housing Development Agency:
4.500%, 07/01/2028 (Callable 01/01/2020)	125,000	125,746
3.850%, 01/01/2035 (Callable 01/01/2025)	450,000	472,788
3.900%, 07/01/2042 (Callable 07/01/2027)	795,000	851,795
4.000%, 01/01/2043 (Callable 07/01/2027)	1,230,000	1,324,611
3.650%, 07/01/2047 (Callable 01/01/2027)	1,155,000	1,219,611
4.050%, 01/01/2049 (Callable 01/01/2028)	8,085,000	8,654,992
4.250%, 01/01/2050 (Callable 07/01/2028)	1,685,000	1,852,169
Total Tennessee		27,693,325	2.1%

Texas
Amarillo Independent School District,
5.000%, 02/01/2026 (Callable 02/01/2024)(PSF Guaranteed)	1,370,000	1,582,651
Anna Independent School District,
5.000%, 08/15/2035 (Callable 08/15/2026)(PSF Guaranteed)	910,000	1,093,856
Arlington Higher Education Finance Corp.:
4.000%, 08/15/2024 (PSF Guaranteed)	1,025,000	1,137,668
5.000%, 08/15/2024 (PSF Guaranteed)	1,010,000	1,170,146
5.000%, 08/15/2026 (PSF Guaranteed)	500,000	612,980
4.000%, 08/15/2027 (Callable 08/15/2026)(PSF Guaranteed)	865,000	1,004,014
5.000%, 02/15/2028 (Callable 02/15/2025)(PSF Guaranteed)	1,905,000	2,231,193
4.000%, 08/15/2028 (Callable 08/15/2026)(PSF Guaranteed)	850,000	981,673
5.000%, 08/15/2028 (Callable 08/15/2024)(PSF Guaranteed)	555,000	639,149
4.000%, 08/15/2033 (Callable 08/15/2026)(PSF Guaranteed)	450,000	507,353
5.000%, 08/15/2033 (Callable 08/15/2024)(PSF Guaranteed)	1,460,000	1,668,459
4.000%, 12/01/2035 (Callable 06/01/2027)(PSF Guaranteed)	450,000	506,349
Austin Community College District Public Facility Corp.,
5.000%, 08/01/2033 (Callable 08/01/2025)	750,000	887,572
Barbers Hill Independent School District,
4.000%, 02/15/2037 (Callable 08/15/2026)(PSF Guaranteed)	860,000	961,489
Blum Independent School District:
4.000%, 08/15/2028 (Callable 08/15/2026)(PSF Guaranteed)	400,000	459,160
4.000%, 08/15/2029 (Callable 08/15/2026)(PSF Guaranteed)	420,000	480,098
4.000%, 08/15/2032 (Callable 08/15/2026)(PSF Guaranteed)	165,000	187,506
4.000%, 08/15/2033 (Callable 08/15/2026)(PSF Guaranteed)	210,000	238,205
Burleson Independent School District,
5.000%, 08/01/2025 (PSF Guaranteed)	1,260,000	1,512,101
City of Austin TX,
5.000%, 11/15/2024 (Callable 11/15/2022)	3,000,000	3,338,970
City of El Paso TX,
5.000%, 08/15/2022	170,000	187,150
City of Fort Worth TX,
4.000%, 02/15/2035 (Callable 02/15/2028)	2,530,000	2,908,690
City of Houston TX:
0.000%, 12/01/2019 (ETM)(Insured by AGM)	8,355,000	8,336,118
5.500%, 12/01/2024 (ETM)(Insured by NATL)	1,835,000	2,130,215
0.000%, 12/01/2026 (ETM)(Insured by AGM)	90,000	79,438
5.500%, 12/01/2029 (ETM)(Insured by NATL)	16,050,000	20,880,087
5.750%, 12/01/2032 (ETM)(Insured by AGM)	6,715,000	9,890,523
Clifton Higher Education Finance Corp.:
5.000%, 08/15/2029 (Callable 08/15/2024)(PSF Guaranteed)	215,000	248,370
4.000%, 08/15/2031 (Callable 08/15/2026)(PSF Guaranteed)	120,000	135,427
Conroe Independent School District,
5.000%, 02/15/2023 (Pre-refunded to 02/15/2021)(PSF Guaranteed)	1,745,000	1,832,808
County of Bexar TX:
4.000%, 06/15/2030 (Callable 06/15/2026)	150,000	171,774
4.000%, 06/15/2033 (Callable 06/15/2025)	3,795,000	4,228,085
5.000%, 06/15/2036 (Callable 06/15/2026)	2,120,000	2,549,025
County of Harris TX,
5.000%, 10/01/2026 (Callable 10/01/2025)	4,170,000	5,042,531
County of Montgomery TX,
5.000%, 03/01/2027 (Pre-refunded to 03/01/2022)	665,000	721,951
Crowley Independent School District,
5.000%, 08/01/2036 (Callable 08/01/2025)(PSF Guaranteed)	2,000,000	2,355,440
Dallas Independent School District:
5.000%, 02/15/2036 (Pre-refunded to 02/15/2022)(PSF Guaranteed)	365,000	396,138
5.000%, 02/15/2036 (Mandatory Tender Date 02/15/2022)(PSF Guaranteed) (1)	1,405,000	1,518,046
Decatur Hospital Authority,
5.750%, 09/01/2029 (ETM)	495,000	614,448
DeSoto Independent School District:
5.000%, 08/15/2032 (Callable 08/15/2025)(Insured by BAM)	1,080,000	1,272,694
5.000%, 08/15/2032 (Callable 08/15/2024)(PSF Guaranteed)	1,825,000	2,112,291
Dimmitt Independent School District,
4.000%, 02/15/2029 (Callable 02/15/2024)(PSF Guaranteed)	565,000	621,189
Ennis Independent School District,
5.000%, 08/15/2025 (PSF Guaranteed)	1,145,000	1,377,675
Forney Independent School District,
5.000%, 08/15/2034 (Callable 08/15/2025)(PSF Guaranteed)	525,000	620,571
Fort Bend Independent School District:
5.000%, 08/15/2024 (PSF Guaranteed)	1,655,000	1,945,436
1.950%, 08/01/2049 (Mandatory Tender Date 08/01/2022)(PSF Guaranteed) (1)	1,000,000	1,011,860
Godley Independent School District,
5.000%, 02/15/2023 (PSF Guaranteed)	1,445,000	1,618,891
Harlingen Consolidated Independent School District:
5.000%, 08/15/2024 (PSF Guaranteed)	2,810,000	3,294,416
5.000%, 08/15/2025 (PSF Guaranteed)	1,445,000	1,736,832
Harris County Cultural Education Facilities Finance Corp.,
7.000%, 01/01/2048 (Pre-refunded to 01/01/2023)	3,800,000	4,466,482
Harris County Health Facilities Development Corp.:
5.500%, 10/01/2019 (ETM)	1,540,000	1,540,000
5.750%, 07/01/2027 (ETM)	4,700,000	5,759,521
Harris County Toll Road Authority,
5.000%, 08/15/2028 (Callable 02/15/2028)	680,000	864,158
Hays Consolidated Independent School District,
4.000%, 02/15/2033 (Callable 02/15/2027)(PSF Guaranteed)	880,000	996,125
Houston Higher Education Finance Corp.:
5.000%, 02/15/2026 (Callable 02/15/2024)(PSF Guaranteed)	1,030,000	1,172,882
5.000%, 02/15/2034 (Callable 02/15/2024)(PSF Guaranteed)	1,795,000	2,020,470
Humble Independent School District:
5.000%, 02/15/2021 (PSF Guaranteed)	1,500,000	1,576,545
5.000%, 02/15/2036 (Callable 02/15/2027)(PSF Guaranteed)	1,000,000	1,222,100
Iraan Sheffield Independent School District,
4.000%, 02/15/2027 (Callable 02/15/2026)(PSF Guaranteed)	350,000	401,737
Irving Independent School District,
5.000%, 02/15/2025 (Callable 08/15/2024)(PSF Guaranteed)	1,250,000	1,463,187
Kenedy Independent School District:
4.000%, 08/15/2031 (Callable 08/15/2023)(PSF Guaranteed)	100,000	108,154
4.000%, 08/15/2035 (Callable 08/15/2021)(PSF Guaranteed)	100,000	103,307
4.000%, 08/15/2036 (Callable 08/15/2021)(PSF Guaranteed)	150,000	154,863
4.000%, 08/15/2037 (Callable 08/15/2021)(PSF Guaranteed)	100,000	103,149
4.000%, 08/15/2038 (Callable 08/15/2021)(PSF Guaranteed)	100,000	103,086
Killeen Independent School District,
4.000%, 02/15/2024 (Callable 02/15/2021)(PSF Guaranteed)	1,145,000	1,188,292
Kirbyville Consolidated Independent School District,
4.000%, 02/15/2029 (Callable 02/15/2024)(PSF Guaranteed)	160,000	178,131
Klein Independent School District,
4.000%, 08/01/2031 (Callable 08/01/2025)(PSF Guaranteed)	1,000,000	1,122,650
La Porte Independent School District,
5.000%, 02/15/2025 (PSF Guaranteed)	1,080,000	1,281,193
Leander Independent School District:
0.000%, 08/15/2035 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	250,000	133,898
0.000%, 08/15/2037 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	680,000	339,408
0.000%, 08/15/2040 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	110,000	47,117
0.000%, 08/15/2040 (Callable 08/15/2024)(PSF Guaranteed)	20,000	8,310
0.000%, 08/15/2041 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	8,915,000	3,377,537
0.000%, 08/15/2041 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	115,000	46,872
0.000%, 08/15/2042 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	1,500,000	537,225
0.000%, 08/15/2045 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	2,000,000	601,280
0.000%, 08/15/2047 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	500,000	132,625
0.000%, 08/15/2048 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	625,000	155,900
Lower Colorado River Authority,
4.750%, 01/01/2028 (ETM)(Insured by AGM)	1,930,000	2,219,095
Lubbock Housing Finance Corp.,
8.000%, 10/01/2021 (ETM)	1,980,000	2,238,489
Luling Independent School District:
4.000%, 02/15/2028 (PSF Guaranteed)	190,000	222,439
4.000%, 02/15/2029 (Callable 02/15/2028)(PSF Guaranteed)	90,000	104,694
Melissa Independent School District,
5.000%, 08/01/2036 (Callable 08/01/2026)(PSF Guaranteed)	1,020,000	1,224,714
Mesquite Independent School District:
5.000%, 08/15/2024 (PSF Guaranteed)	1,425,000	1,667,720
5.000%, 08/15/2025 (PSF Guaranteed)	2,615,000	3,141,504
5.000%, 08/15/2025 (PSF Guaranteed)	1,500,000	1,802,010
Millsap Independent School District,
4.000%, 02/15/2026 (Callable 02/15/2024)(PSF Guaranteed)	335,000	370,701
Montgomery County Health Facilities Development Corp.,
0.000%, 07/15/2023 (ETM)	200,000	188,360
Moulton Independent School District:
4.000%, 08/15/2031 (Callable 08/15/2027)(PSF Guaranteed)	235,000	270,943
4.000%, 08/15/2032 (Callable 08/15/2027)(PSF Guaranteed)	200,000	229,864
4.000%, 08/15/2034 (Callable 08/15/2027)(PSF Guaranteed)	225,000	257,344
4.000%, 08/15/2035 (Callable 08/15/2027)(PSF Guaranteed)	545,000	621,703
4.000%, 08/15/2036 (Callable 08/15/2027)(PSF Guaranteed)	285,000	324,111
New Caney Independent School District:
5.000%, 02/15/2023 (PSF Guaranteed)	1,000,000	1,118,930
5.000%, 02/15/2024 (PSF Guaranteed)	1,030,000	1,186,302
5.000%, 02/15/2039 (Callable 08/15/2027)(PSF Guaranteed)	500,000	608,370
Newark Higher Education Finance Corp.:
4.000%, 08/15/2020 (PSF Guaranteed)	355,000	362,849
4.000%, 08/15/2022 (PSF Guaranteed)	215,000	229,723
North East Independent School District,
5.000%, 02/01/2024 (PSF Guaranteed)	2,930,000	3,382,832
North Texas Tollway Authority:
0.000%, 09/01/2037 (Pre-refunded to 09/01/2031)	2,685,000	1,343,547
0.000%, 09/01/2043 (Pre-refunded to 09/01/2031)	6,945,000	2,214,900
0.000%, 09/01/2043 (Pre-refunded to 09/01/2031) (5)	2,635,000	3,303,526
0.000%, 09/01/2045 (Pre-refunded to 09/01/2031) (5)	815,000	1,111,024
Northside Independent School District,
5.000%, 08/15/2025 (PSF Guaranteed)	1,000,000	1,203,210
Pasadena Independent School District,
1.500%, 02/15/2044 (Mandatory Tender Date 08/15/2024)(PSF Guaranteed) (1)	1,360,000	1,357,974
Pflugerville Independent School District,
5.000%, 02/15/2025 (Callable 02/15/2024)(PSF Guaranteed)	1,020,000	1,179,446
Port Arthur Independent School District,
4.000%, 02/15/2036 (Callable 08/15/2026)(PSF Guaranteed)	480,000	537,998
Princeton Independent School District,
5.000%, 02/15/2032 (Callable 02/15/2025)(PSF Guaranteed)	560,000	656,253
Prosper Independent School District,
5.000%, 02/15/2031 (Callable 02/15/2028)(PSF Guaranteed)	1,020,000	1,286,108
Rockwall Independent School District,
5.000%, 02/15/2038 (Callable 08/15/2020)(PSF Guaranteed)	745,000	766,903
San Angelo Independent School District,
5.000%, 02/15/2029 (Callable 02/15/2024)(PSF Guaranteed)	1,500,000	1,723,815
San Antonio Housing Trust Finance Corp.,
1.375%, 09/01/2022 (Mandatory Tender Date 09/01/2021) (1)	1,690,000	1,686,350
San Antonio Public Facilities Corp.,
4.000%, 09/15/2034 (Callable 09/15/2022)	1,750,000	1,857,170
San Jacinto College District,
5.000%, 02/15/2026 (Pre-refunded to 02/15/2021)	700,000	734,244
Sherman Independent School District,
5.000%, 02/15/2026 (Callable 02/15/2024)(PSF Guaranteed)	1,775,000	2,050,409
Smithville Independent School District:
4.000%, 08/15/2031 (Callable 08/15/2028)(PSF Guaranteed)	185,000	216,600
4.000%, 08/15/2032 (Callable 08/15/2028)(PSF Guaranteed)	100,000	116,583
4.000%, 08/15/2033 (Callable 08/15/2028)(PSF Guaranteed)	110,000	127,850
Socorro Independent School District,
4.000%, 08/15/2033 (Callable 02/15/2027)(PSF Guaranteed)	900,000	1,023,777
Tarrant County Health Facilities Development Corp.,
6.000%, 09/01/2024 (ETM)	4,575,000	5,197,292
Taylor Independent School District,
4.000%, 02/15/2033 (Callable 02/15/2026)(PSF Guaranteed)	680,000	765,252
Terrell Independent School District,
4.000%, 08/01/2037 (Callable 08/01/2026)(PSF Guaranteed)	510,000	565,626
Texas Department of Housing & Community Affairs:
3.350%, 09/01/2033 (Callable 09/01/2027)(Insured by GNMA)	1,415,000	1,472,987
4.000%, 03/01/2050 (Callable 09/01/2028)(Insured by GNMA)	1,065,000	1,186,506
Texas State Affordable Housing Corp.,
4.250%, 03/01/2049 (Callable 03/01/2029)(Insured by GNMA)	540,000	595,312
Texas State Public Finance Authority,
6.200%, 02/15/2040 (Pre-refunded to 02/15/2020)	2,895,000	2,944,968
Texas Water Development Board:
4.000%, 10/15/2033 (Callable 10/15/2027)	600,000	690,120
5.000%, 10/15/2033 (Callable 10/15/2025)	1,250,000	1,484,913
4.000%, 10/15/2034 (Callable 04/15/2028)	2,000,000	2,312,100
4.000%, 10/15/2034 (Callable 10/15/2028)	975,000	1,135,280
Town of Flower Mound TX,
5.000%, 03/01/2033 (Callable 03/01/2024)	250,000	287,267
Travis County Health Facilities Development Corp.,
7.125%, 01/01/2046 (Pre-refunded to 01/01/2021)	15,000	16,050
Tyler Health Facilities Development Corp.,
5.500%, 07/01/2027 (Pre-refunded to 07/01/2021)	600,000	641,436
United Independent School District:
5.000%, 08/15/2033 (Callable 08/15/2028)(PSF Guaranteed)	835,000	1,053,553
5.000%, 08/15/2038 (Callable 08/15/2027)(PSF Guaranteed)	225,000	275,701
Wylie Independent School District,
6.750%, 08/15/2023 (PSF Guaranteed)	1,010,000	1,215,293
Ysleta Independent School District:
5.000%, 08/15/2023 (Callable 08/15/2021)(PSF Guaranteed)	1,020,000	1,090,237
5.000%, 08/15/2025 (Callable 08/15/2024)(PSF Guaranteed)	1,545,000	1,808,840
Total Texas		203,254,032	15.7%

Utah
Granite School District Board of Education:
5.000%, 06/01/2022 (Pre-refunded to 06/01/2021)(Insured by SCH BD GTY)	3,900,000	4,141,371
5.000%, 06/01/2023 (Pre-refunded to 06/01/2021)(Insured by SCH BD GTY)	1,750,000	1,858,307
Timpanogos Special Service District,
4.000%, 06/01/2028 (Callable 06/01/2024)	425,000	469,600
Utah Charter School Finance Authority:
5.000%, 04/15/2024 (Insured by UT CSCE)	235,000	267,853
5.000%, 04/15/2037 (Callable 04/15/2026)(Insured by UT CSCE)	500,000	578,150
Utah Housing Corp.,
4.000%, 01/01/2045 (Callable 01/01/2026)(Insured by FHA)	1,560,000	1,657,063
Total Utah		8,972,344	0.7%

Vermont
Vermont Housing Finance Agency:
3.600%, 11/01/2036 (Callable 11/01/2025)	1,590,000	1,667,210
4.000%, 05/01/2048 (Callable 11/01/2026)(Insured by GNMA)	1,090,000	1,159,052
4.000%, 11/01/2048 (Callable 05/01/2027)	695,000	744,734
Total Vermont		3,570,996	0.3%

Virginia
Danville Industrial Development Authority,
5.250%, 10/01/2028 (ETM)(Insured by AMBAC)	1,500,000	1,684,470
Virginia Housing Development Authority:
3.700%, 03/01/2023 (Callable 03/01/2021)	75,000	77,315
3.450%, 04/01/2038 (Callable 10/01/2022)	7,000,000	7,239,820
Total Virginia		9,001,605	0.7%

Washington
Central Puget Sound Regional Transit Authority,
5.000%, 11/01/2032 (Callable 11/01/2025)	2,725,000	3,261,117
County of King WA Sewer Revenue,
5.000%, 07/01/2034 (Callable 01/01/2025)	705,000	821,685
Energy Northwest,
5.000%, 07/01/2034 (Callable 07/01/2027)	1,090,000	1,346,477
Pierce County School District No. 3,
5.000%, 12/01/2033 (Callable 06/01/2027)(Insured by SCH BD GTY)	2,600,000	3,204,526
Snohomish County Public Utility District No. 1,
6.800%, 01/01/2020 (Callable 10/31/2019)(ETM)(Insured by NATL)	1,060,000	1,074,448
Snohomish County School District No. 201,
4.000%, 12/01/2021 (Callable 12/01/2020)(Insured by SCH BD GTY)	4,500,000	4,642,155
State of Washington:
5.500%, 07/01/2023	5,075,000	5,642,436
5.000%, 07/01/2032 (Callable 01/01/2025)	1,005,000	1,175,257
5.000%, 07/01/2032 (Callable 01/01/2025)	6,005,000	7,022,307
5.000%, 08/01/2034 (Callable 08/01/2023)	2,755,000	3,098,245
5.000%, 08/01/2038 (Callable 08/01/2026)	975,000	1,167,631
Thurston & Pierce Counties Community Schools,
4.250%, 12/01/2021 (Callable 12/01/2020)(Insured by SCH BD GTY)	2,755,000	2,850,295
Washington Health Care Facilities Authority:
6.125%, 11/15/2031 (Pre-refunded to 05/15/2021)	620,000	667,876
6.250%, 11/15/2041 (Pre-refunded to 05/15/2021)	4,845,000	5,228,821
Washington State Housing Finance Commission:
2.550%, 07/01/2022 (Mandatory Tender Date 07/01/2021) (1)	6,250,000	6,319,062
5.000%, 01/01/2023 (ETM)	500,000	529,925
4.000%, 06/01/2049 (Callable 06/01/2028)	625,000	681,013
Total Washington		48,733,276	3.8%

Wisconsin
Baraboo School District,
4.000%, 04/01/2028 (Callable 04/01/2026)(Insured by BAM)	550,000	628,683
City of Milwaukee WI,
3.000%, 06/01/2033 (Callable 06/01/2026)	2,500,000	2,574,900
City of Oshkosh WI,
4.000%, 05/01/2029 (Callable 05/01/2023)	1,280,000	1,375,245
County of Milwaukee WI,
3.000%, 09/01/2023 (Pre-refunded to 09/01/2021)	310,000	319,452
Public Finance Authority,
5.000%, 03/01/2025	535,000	633,916
Southeast Wisconsin Professional Baseball Park District:
5.500%, 12/15/2026 (Insured by NATL)	815,000	1,001,773
0.000%, 12/15/2027 (ETM)(Insured by NATL)	215,000	186,216
0.000%, 12/15/2028 (ETM)(Insured by NATL)	25,000	21,161
0.000%, 12/15/2029 (ETM)(Insured by NATL)	235,000	194,944
State of Wisconsin:
5.000%, 05/01/2024 (Callable 05/01/2023)	2,150,000	2,428,210
4.000%, 05/01/2031 (Callable 05/01/2022)	245,000	260,435
5.000%, 05/01/2032 (Callable 05/01/2023)	5,000,000	5,602,650
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio:
5.000%, 06/01/2028 (Pre-refunded to 06/01/2024)	5,305,000	6,190,351
5.000%, 06/01/2030 (Pre-refunded to 06/01/2024)	10,500,000	12,252,345
5.000%, 06/01/2031 (Pre-refunded to 06/01/2024)	7,975,000	9,305,948
University of Wisconsin Hospitals & Clinics,
5.000%, 04/01/2038 (Callable 04/01/2023)	2,295,000	2,516,100
Village of Mount Pleasant WI:
5.000%, 04/01/2036 (Callable 04/01/2028)	275,000	335,195
4.000%, 04/01/2037 (Callable 04/01/2028)	2,400,000	2,705,496
Wisconsin Center District:
4.000%, 12/15/2029 (Callable 06/15/2026)	1,480,000	1,683,944
5.000%, 12/15/2030 (Callable 06/15/2026)	775,000	934,185
Wisconsin Health & Educational Facilities Authority:
4.000%, 02/15/2033 (Pre-refunded to 08/15/2025)	100,000	114,236
4.000%, 02/15/2038 (Pre-refunded to 08/15/2025)	250,000	285,590
5.000%, 07/01/2042 (Callable 07/01/2027)	2,000,000	2,340,160
Wisconsin Housing & Economic Development Authority:
3.500%, 09/01/2046 (Callable 09/01/2025)(Insured by FNMA)	1,350,000	1,418,513
4.000%, 03/01/2048 (Callable 03/01/2027)(Insured by FNMA)	1,575,000	1,682,226
4.250%, 03/01/2049 (Callable 09/01/2028)	2,205,000	2,427,440
Total Wisconsin		59,419,314	4.6%

Wyoming
Wyoming Community Development Authority:
4.000%, 12/01/2043 (Callable 06/01/2027)	645,000	682,649
4.000%, 12/01/2048 (Callable 06/01/2028)	3,140,000	3,414,404
Total Wyoming		4,097,053	0.3%
Total Long-Term Investments (Cost $1,239,721,257)		1,288,225,236	99.4%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
Federated Institutional Tax-Free Cash Trust, Premier Shares, 1.46% (3)	330,005	330,005
Total Short-Term Investment (Cost $330,005)		330,005	0.0%
Total Investments (Cost $1,240,051,262)		1,288,555,241	99.4%
Other Assets in Excess of Liabilities		7,768,641	0.6%
TOTAL NET ASSETS		$1,296,323,882	100.0%

Notes to Schedule of Investments
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Building Loan Fund
SCH BD GTY	School Board Guaranty
SD CRED PROG	State Credit Enhancement Program
ST	State Aid Intercept/Withholding
UT CSCE	Utah Charter School Finance Authority

ETM	Escrowed to Maturity
LIBOR	London Inter-bank Offered Rate
PSF	Permanent School Fund

(1)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of September 30, 2019.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2019.
(3)	Seven-day yield.
(4)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(5)	Step-up bond; the interest rate shown is the rate in effect as of September 30, 2019.

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, September 30, 2019 (Unaudited)
Summary of Fair Value Exposure at September 30, 2019 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2019:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$1,288,225,236	$–	$1,288,225,236
Total Long-Term Investments	–	1,288,225,236	–	1,288,225,236
Short-Term Investment
Money Market Mutual Fund	330,005	–	–	330,005
Total Short-Term Investment	330,005	–	–	330,005
Total Investments	$330,005	$1,288,225,236	$–	$1,288,555,241

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.